Label	Element	Value
Prospectus Summary | MainStay Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income while preserving capital and maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share using the amortized cost method of valuation by operating as a “retail money market fund,” as such term is defined or interpreted pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended. As a “retail money market fund,” the Fund may be subject to the implementation of liquidity fees.

The Fund may invest in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities; U.S. and foreign bank and bank holding company obligations, such as certificates of deposit, bankers' acceptances and Eurodollars; commercial paper; time deposits; repurchase agreements; and corporate debt securities. The Fund may invest in variable rate notes, floating rate notes, and mortgage-related and asset-backed securities. The Fund may also invest in foreign securities that are U.S. dollar-denominated securities of foreign issuers.

The Fund will generally invest in obligations that mature in 397 days or less, substantially all of which will be held to maturity. However, the Fund may invest in securities with a face maturity of more than 397 days provided that the security is a variable or floating rate note that meets the applicable regulatory guidelines with respect to maturity. Additionally, securities collateralizing repurchase agreements may have maturities in excess of 397 days.

Investment Process: NYL Investors LLC, the Fund's Subadvisor, seeks to achieve the highest yield while also seeking to minimize risk, maintain liquidity and preserve principal. The Subadvisor selects securities based on an analysis of the creditworthiness of the issuer. The Subadvisor works to add value by emphasizing specific securities and sectors of the money market that appear to be attractively priced based upon historical and current yield spread relationships.

The Subadvisor’s investment process relies on a comprehensive fundamental investment discipline, including, but not limited to, consideration of environmental, social and governance (“ESG”) factors that may be material to a company’s performance and prospects. In addition to internal research, the Subadvisor may use third-party ESG data to compare internal views with external perspectives.

The Subadvisor may sell a security prior to maturity if it no longer believes that the security will contribute to meeting the investment objective of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a money market fund average.

For certain periods, the Manager voluntarily has waived or reimbursed the Fund’s expenses to the extent it deemed appropriate to enhance the Fund’s yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Fund’s returns would have been lower. Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-624-6782.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class A Shares(by calendar year 2014-2023)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2023, Q4	1.25%
Worst Quarter
2021, Q1	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Prospectus Summary | MainStay Money Market Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | MainStay Money Market Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stable Net Asset Value Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of an issuer. The Fund is permitted to, among other things, reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

Prospectus Summary | MainStay Money Market Fund | Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may adversely affect the Fund and its investments.

Prospectus Summary | MainStay Money Market Fund | Portfolio Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Prospectus Summary | MainStay Money Market Fund | Money Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Money Market Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Prospectus Summary | MainStay Money Market Fund | Debt Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Prospectus Summary | MainStay Money Market Fund | Floating Rate Notes and Variable Rate Notes Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”). As a result of benchmark reforms, publication of most London Interbank Offered Rate (“LIBOR”) settings has ceased. Some U.S. dollar LIBOR settings continue to be published, but only on a temporary, synthetic and non-representative basis. It is expected that all synthetic U.S. dollar LIBOR settings will be discontinued at the end of September 2024. Many contracts have already transitioned away from LIBOR reference as a result of contractual fallback mechanics, negotiated amendments or as a result of statutory fallback mechanisms; some contracts continue to use synthetic U.S. dollar LIBOR and may continue to do so until synthetic LIBOR is discontinued. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate, such as SOFR. Instruments which transitioned from LIBOR to an alternative reference rate or which continue to use synthetic LIBOR may experience increased volatility and illiquidity or other adverse consequences, such as decreased yields and reduction in value, for these instruments. This may adversely affect the Fund and its investments in such instruments.

Prospectus Summary | MainStay Money Market Fund | Foreign Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although a Fund will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Prospectus Summary | MainStay Money Market Fund | Mortgage-Related and Other Asset-Backed Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Prospectus Summary | MainStay Money Market Fund | Repurchase Agreement Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreement Risk: Repurchase agreements are subject to the risks that the seller will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security or other asset as agreed, which could cause losses to the Fund.

Prospectus Summary | MainStay Money Market Fund | Yield Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.
Prospectus Summary | MainStay Money Market Fund | Average Lipper Money Market Fund1
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Average Lipper Money Market Fund1	[1]
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Prospectus Summary | MainStay Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.52%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	$ 653
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.03%
Annual Return 2017	rr_AnnualReturn2017	0.45%
Annual Return 2018	rr_AnnualReturn2018	1.39%
Annual Return 2019	rr_AnnualReturn2019	1.74%
Annual Return 2020	rr_AnnualReturn2020	0.26%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	1.28%
Annual Return 2023	rr_AnnualReturn2023	4.68%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995
Prospectus Summary | MainStay Money Market Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	$ 1,066
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
Prospectus Summary | MainStay Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.40%	[2],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	$ 1,066
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1986
Prospectus Summary | MainStay Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	$ 1,066
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1998
Prospectus Summary | MainStay Money Market Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.59%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
1 Year	rr_AverageAnnualReturnYear01	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020

[1]	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.
[2]	The management fee is as follows: 0.40% on assets up to $500 million; 0.35% on assets from $500 million up to $1 billion; and 0.30% on assets over $1 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class B, 0.80%; Class C, 0.80%; and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2025, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[4]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.